UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sound Energy Partners, Inc.

Address:    200 Greenwich Avenue
            Greenwich, Connecticut 06830

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Slavko Negulic
Title:      Chief Financial Officer
Phone:      (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic            Greenwich, Connecticut         February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             48

Form 13F Information Table Value Total:             $244,013
                                                    (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13236               Southport Energy Plus Partners, L.P.

2.    028-13524               Southport Energy Plus Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                    Sound Energy Partners, Inc.
                                                         December 31, 2011
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/  INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000) PRN AMT   PRN CALL  DISCRETION      MNGRS SOLE      SHARED NONE
--------------                --------------     -----      ------- -------   --- ----  ----------      ----- ----      ------ ----
ACTIVE POWER INC              COM               00504W100     720   1,091,300 SH        SHARED-DEFINED  1     1,091,300
ACTIVE POWER INC              COM               00504W100     727   1,101,668 SH        SHARED-DEFINED  2     1,101,668
ALPHA NATURAL RESOURCES INC   COM               02076X102   3,380     165,420 SH        SHARED-DEFINED  1       165,420
ALPHA NATURAL RESOURCES INC   COM               02076X102   3,410     166,930 SH        SHARED-DEFINED  2       166,930
ARCH COAL INC                 COM               039380100   2,114     145,700     CALL  SHARED-DEFINED  1       145,700
ARCH COAL INC                 COM               039380100   2,239     154,300     CALL  SHARED-DEFINED  2       154,300
CAMERON INTERNATIONAL CORP    COM               13342B105  11,485     233,481 SH        SHARED-DEFINED  1       233,481
CAMERON INTERNATIONAL CORP    COM               13342B105  11,614     236,100 SH        SHARED-DEFINED  2       236,100
CHINA MING YANG WIND PWR GRO  SPONSORED ADR     16951C108     140      61,850 SH        SHARED-DEFINED  1        61,850
CHINA MING YANG WIND PWR GRO  SPONSORED ADR     16951C108     143      63,086 SH        SHARED-DEFINED  2        63,086
CONCHO RES INC                COM               20605P101   2,241      23,900 SH        SHARED-DEFINED  1        23,900
CONCHO RES INC                COM               20605P101   2,270      24,210 SH        SHARED-DEFINED  2        24,210
DEVON ENERGY CORP NEW         COM               25179M103   8,953     144,400 SH        SHARED-DEFINED  1       144,400
DEVON ENERGY CORP NEW         COM               25179M103   9,027     145,600 SH        SHARED-DEFINED  2       145,600
DIREXION SHS ETF TR           DLY ENRGY BEAR3X  25459W342   1,970     174,200 SH        SHARED-DEFINED  1       174,200
DIREXION SHS ETF TR           DLY ENRGY BEAR3X  25459W342   1,988     175,800 SH        SHARED-DEFINED  2       175,800
ENERGYSOLUTIONS INC           COM               292756202   3,882   1,256,308 SH        SHARED-DEFINED  1     1,256,308
ENERGYSOLUTIONS INC           COM               292756202   3,918   1,268,000 SH        SHARED-DEFINED  2     1,268,000
ENSCO PLC                     SPONSORED ADR     29358Q109   6,423     136,900 SH        SHARED-DEFINED  1       136,900
ENSCO PLC                     SPONSORED ADR     29358Q109   6,480     138,100 SH        SHARED-DEFINED  2       138,100
EOG RES INC                   COM               26875P101   7,851      79,700 SH        SHARED-DEFINED  1        79,700
EOG RES INC                   COM               26875P101   7,910      80,300 SH        SHARED-DEFINED  2        80,300
HALLIBURTON CO                COM               406216101  13,376     387,600 SH        SHARED-DEFINED  1       387,600
HALLIBURTON CO                COM               406216101  13,504     391,300 SH        SHARED-DEFINED  2       391,300
HOLLYFRONTIER CORP            COM               436106108   5,242     224,000 SH        SHARED-DEFINED  1       224,000
HOLLYFRONTIER CORP            COM               436106108   5,288     226,000 SH        SHARED-DEFINED  2       226,000
MCMORAN EXPLORATION CO        COM               582411104     493      33,900 SH        SHARED-DEFINED  1        33,900
MCMORAN EXPLORATION CO        COM               582411104     499      34,300 SH        SHARED-DEFINED  2        34,300
NABORS INDUSTRIES LTD         SHS               G6359F103   8,033     463,243 SH        SHARED-DEFINED  1       463,243
NABORS INDUSTRIES LTD         SHS               G6359F103   8,106     467,500 SH        SHARED-DEFINED  2       467,500
NEXEN INC                     COM               65334H102   3,783     237,760 SH        SHARED-DEFINED  1       237,760
NEXEN INC                     COM               65334H102   3,818     240,000 SH        SHARED-DEFINED  2       240,000
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   2,040      67,500 SH        SHARED-DEFINED  1        67,500
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   2,060      68,175 SH        SHARED-DEFINED  2        68,175
PIONEER NAT RES CO            COM               723787107   6,416      71,700 SH        SHARED-DEFINED  1        71,700
PIONEER NAT RES CO            COM               723787107   6,469      72,300 SH        SHARED-DEFINED  2        72,300
PROSHARES TR II               ULTSH DJ UBS CRU  74347W668     963      24,900 SH        SHARED-DEFINED  1        24,900
PROSHARES TR II               ULTSH DJ UBS CRU  74347W668     971      25,100 SH        SHARED-DEFINED  2        25,100
SOUTHWESTERN ENERGY CO        COM               845467109   3,977     124,500 SH        SHARED-DEFINED  1       124,500
SOUTHWESTERN ENERGY CO        COM               845467109   4,008     125,500 SH        SHARED-DEFINED  2       125,500
TRANSOCEAN LTD                REG SHS           H8817H100  10,781     280,817 SH        SHARED-DEFINED  1       280,817
TRANSOCEAN LTD                REG SHS           H8817H100  10,887     283,600 SH        SHARED-DEFINED  2       283,600
TRANSOCEAN LTD                REG SHS           H8817H100   5,732     149,300     CALL  SHARED-DEFINED  1       149,300
TRANSOCEAN LTD                REG SHS           H8817H100   5,785     150,700     CALL  SHARED-DEFINED  2       150,700
WALTER ENERGY INC             COM               93317Q105   1,508      24,900 SH        SHARED-DEFINED  1        24,900
WALTER ENERGY INC             COM               93317Q105   1,520      25,100 SH        SHARED-DEFINED  2        25,100
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103   9,889     675,500 SH        SHARED-DEFINED  1       675,500
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103   9,980     681,700 SH        SHARED-DEFINED  2       681,700

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